Equity - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares plan	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Shares issued (in shares)		224,902
Total purchase consideration | $		$ 3,068
Deferred finance cost | $		$ 15
Shares outstanding (in shares)	299,438,116	298,935,706
Shares issued (in shares)	299,438,116	298,935,706
Compensation expense | $	$ 7,456	$ 10,720
Options exercised (in shares)	154,509	152,120
Net proceeds on issuance of share capital from share option exercises | $	$ 308	$ 335
Number of options outstanding (in shares)	3,763,020	4,390,222	4,807,620
Shares to be issued (in shares)	8,621,503	17,140,498
Share-based compensation | $	$ 7,456	$ 10,959
Share Distribution Plan
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0
Compensation expense | $	$ 0	$ 0
Common shares
Disclosure of classes of share capital [line items]
Options exercised (in shares)	154,509	152,120
Net proceeds on issuance of share capital from share option exercises | $	$ 308	$ 335
Stock Option
Disclosure of classes of share capital [line items]
Award term (years)	7 years
Compensation expense | $	$ 896	3,035
Stock Option | Tranche One
Disclosure of classes of share capital [line items]
Award vesting percentage	33.33%
Stock Option | Tranche Three
Disclosure of classes of share capital [line items]
Award vesting percentage	33.33%
Stock Option | Tranche Two
Disclosure of classes of share capital [line items]
Award vesting percentage	33.33%
DSUs
Disclosure of classes of share capital [line items]
Compensation expense | $	$ 511	$ 397
Number of common shares each unit is redeemable for (in shares)	1
Number of shares granted (in shares)	252,299	93,188
Exercised (in shares)	0	65,499
Common shares issued (in shares)	0	31,736
Share-based compensation | $	$ 0	$ 171
Outstanding (in shares)	989,668	737,369	709,680
Granted (in shares)	252,299	93,188
RSUs
Disclosure of classes of share capital [line items]
Compensation expense | $	$ 6,049	$ 7,288
Options exercised (in shares)	347,901	132,745
Number of common shares each unit is redeemable for (in shares)	1
Exercised (in shares)	642,850	279,668
Share-based compensation | $	$ 855	$ 585
Outstanding (in shares)	4,592,095	3,141,446	1,002,080
Award vesting period (years)	3 years	3 years
Number of plans | plan	2
Granted (in shares)	3,151,939	2,996,387